Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

16. Subsequent Events

The Group has performed an evaluation of subsequent events through the date of this report.

On March 21, 2018, the Company granted 1,045,000 options to purchase its ordinary shares, to certain of the Group’s employees at an exercise price of $1.55. The options expire ten years from the date of grant and vest over a period of three years.